BANK FINANCIAL ASSETS AND LIABILITIES - Movements in the allowance for impairment losses attributable to bank deposits and loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	₽ 3,536
Ending Balance	3,245	₽ 3,536
Bank deposits and loans
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	21,144	16,446
Provision charge	22,645	11,066
Recovery of previously written-off assets	522	1,557
Bad debt written-off	(3,776)	(3,361)
Sale of loans	(3,226)	(4,324)
Other movements	(511)	(240)
Ending Balance	36,798	21,144
Loans to customers
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	21,114	16,436
Provision charge	22,490	11,046
Recovery of previously written-off assets	522	1,557
Bad debt written-off	(3,735)	(3,361)
Sale of loans	(3,226)	(4,324)
Other movements	(511)	(240)
Ending Balance	36,654	21,114
Due from banks
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	30	10
Provision charge		20
Provision release	155
Bad debt written-off	(41)
Ending Balance	₽ 144	₽ 30